Financial assets at fair value through other comprehensive income - Securities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost	R$ 111,464	R$ 131,493
Fair value adjustments (in stockholders' equity)	(4,904)	(1,287)
Expected loss	(257)	(167)
Fair value	106,303	130,039
Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Cost	67,954	84,567
Fair value adjustments (in stockholders' equity)	(3,577)	(662)
Expected loss
Fair value	64,377	83,905
Brazilian Government Securities [member] | Other [member]
IfrsStatementLineItems [Line Items]
Cost	36	36
Expected loss	(36)	(36)
Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Cost	13,072	9,923
Fair value adjustments (in stockholders' equity)	(46)	(12)
Expected loss		(1)
Fair value	13,026	9,910
Government Securities – Other Countries [member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Cost	21,421	23,715
Fair value adjustments (in stockholders' equity)	56	158
Expected loss	(7)	(1)
Fair value	21,470	23,872
Corporate Debt Securitie [Member]
IfrsStatementLineItems [Line Items]
Cost	8,981	13,252
Fair value adjustments (in stockholders' equity)	(1,337)	(771)
Expected loss	(214)	(129)
Fair value	7,430	12,352
Corporate Debt Securitie [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Cost	234	265
Fair value adjustments (in stockholders' equity)	5	6
Expected loss	(4)	(3)
Fair value	235	268
Corporate Debt Securitie [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Cost	1,762	6,960
Fair value adjustments (in stockholders' equity)	(1,196)	(817)
Fair value	566	6,143
Corporate Debt Securitie [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Cost	127
Fair value adjustments (in stockholders' equity)	(1)
Fair value	126
Corporate Debt Securitie [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Cost	82	44
Fair value adjustments (in stockholders' equity)	1	1
Expected loss		(1)
Fair value	83	44
Corporate Debt Securitie [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Cost	60	65
Fair value adjustments (in stockholders' equity)	(3)	2
Fair value	57	67
Corporate Debt Securitie [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Cost	1,708	1,837
Fair value adjustments (in stockholders' equity)	(38)	21
Expected loss	(172)	(85)
Fair value	1,498	1,773
Corporate Debt Securitie [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Cost	4,957	4,081
Fair value adjustments (in stockholders' equity)	(107)	16
Expected loss	(38)	(40)
Fair value	4,812	R$ 4,057
Corporate Debt Securitie [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Cost	51
Fair value adjustments (in stockholders' equity)	2
Fair value	R$ 53